Consolidated statement of changes in equity - GBP (£) £ in Thousands		Shareholders' equity Implementation of IAS 29 - Hyperinflation IAS 29	Shareholders' equity Restated IAS 29	Shareholders' equity	Share capital Restated IAS 29	Share capital	Share premium	Other reserves Restated IAS 29	Other reserves	Retained earnings Implementation of IAS 29 - Hyperinflation IAS 29	Retained earnings Restated IAS 29	Retained earnings	Non-controlling interests Restated IAS 29	Non-controlling interests	Implementation of IAS 29 - Hyperinflation IAS 29	Restated IAS 29	Total
Beginning Balance at Dec. 31, 2021				£ 26,355,000		£ 1,000			£ (11,184,000)			£ 37,538,000		£ 125,000			£ 26,480,000
Profit after tax				1,060,000								1,060,000		59,000			1,119,000
Other comprehensive income/(expenses)				834,000					740,000			94,000		(10,000)			824,000
Total comprehensive (expenses)/income				1,894,000					740,000			1,154,000		49,000			1,943,000
Issue of share capital of the former ultimate holding company				21,758,000		21,758,000											21,758,000
Capital reduction of the former ultimate holding company				(21,758,000)		(21,758,000)											(21,758,000)
Transactions between the former ultimate holding company and equity shareholder	[1]			70,000			£ 70,000										70,000
Effect of change of ultimate holding company				(118,000)		(1,000)	(70,000)		(47,000)								(118,000)
Transactions with equity shareholders	[1]			(47,000)								(47,000)					(47,000)
Distributions to non-controlling interests														(48,000)			(48,000)
Dividends to equity shareholders	[1]			(11,930,000)								(11,930,000)					(11,930,000)
Issue of share capital				22,150,000		11,543,000	10,607,000										22,150,000
Capital reduction				(22,058,000)		(11,451,000)	£ (10,607,000)										(22,058,000)
Share based incentive plans				15,000								15,000					15,000
Ending Balance at Dec. 31, 2022				16,331,000		92,000			(10,491,000)			26,730,000		126,000			16,457,000
Profit after tax				1,049,000								1,049,000		62,000			1,111,000
Other comprehensive income/(expenses)				(425,000)					(431,000)			6,000		(7,000)			(432,000)
Total comprehensive (expenses)/income				624,000					(431,000)			1,055,000		55,000			679,000
Distributions to non-controlling interests														(58,000)			(58,000)
Dividends to equity shareholders				(388,000)								(388,000)					(388,000)
Share based incentive plans				76,000								76,000					76,000
Tax on share-based incentive plans				1,000								1,000					1,000
Purchase of shares by employee benefit trusts				(38,000)					(38,000)								(38,000)
Ending Balance at Dec. 31, 2023		£ 9,000	£ 16,615,000	16,606,000	£ 92,000	92,346		£ (10,960,000)	(10,960,000)	£ 9,000	£ 27,483,000	27,474,000	£ 123,000	123,000	£ 9,000	£ 16,738,000	16,729,000
Profit after tax				1,442,000								1,442,000		33,000			1,475,000
Other comprehensive income/(expenses)				(146,000)					(158,000)			12,000		(2,000)			(148,000)
Total comprehensive (expenses)/income				1,296,000					(158,000)			1,454,000		31,000			1,327,000
Distributions to non-controlling interests														(79,000)			(79,000)
Dividends to equity shareholders				(570,000)								(570,000)					(570,000)
Acquisition of non-controlling interests				(479,000)								(479,000)		(17,000)			(496,000)
Share based incentive plans				102,000								102,000					102,000
Tax on share-based incentive plans				2,000								2,000					2,000
Shares transferred to employees				1,000					41,000			(40,000)					1,000
Purchase of shares by employee benefit trusts				(5,000)					(5,000)								(5,000)
Purchase of treasury shares				(116,000)					(116,000)								(116,000)
Repurchase of ordinary shares and capital reduction				(503,000)		(1,000)			1,000			(503,000)					(503,000)
Non-controlling interests purchase option				(177,000)								(177,000)					(177,000)
Ending Balance at Dec. 31, 2024				£ 16,166,000		£ 90,837			£ (11,197,000)			£ 27,272,000		£ 58,000			£ 16,224,000

[1]	In 2022, equity shareholders refers to GSK and Pfizer, which held equity interests of 68% and 32% in the Group respectively prior to the demerger as described in Note 1